Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 620,572	$ 631,191	$ 597,560
Allowance for credit losses	7,221	6,005	5,077
Net	613,351	625,186	592,483
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	277,522		268,169
Allowance for credit losses	822		680
Net	276,700		267,489
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	94,286		98,631
Allowance for credit losses	2,960		2,065
Net	91,326		96,566
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	233,414		212,972
Allowance for credit losses	1,594		1,077
Net	231,820		211,895
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,148	5,120	5,135
Allowance for credit losses	1,787	1,647	1,595
Net	3,361	3,473	3,540
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,307	1,385	1,133
Allowance for credit losses	493	438	375
Net	814	947	758
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	73	78	94
Allowance for credit losses	4	6	5
Net	69	72	89
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	565	488	485
Allowance for credit losses	186	166	178
Net	379	322	307
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	638	646	642
Allowance for credit losses	420	364	332
Net	218	282	310
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,010	842	844
Allowance for credit losses	232	178	180
Net	778	664	664
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	460	471	505
Allowance for credit losses	107	131	151
Net	353	340	354
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,095	1,210	1,432
Allowance for credit losses	345	364	374
Net	750	846	1,058
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,643	1,682	1,830
Allowance for credit losses	324	296	325
Net	1,319	1,386	1,505
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,104	1,171	1,094
Allowance for credit losses	734	647	591
Net	370	524	503
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,401	2,267	2,211
Allowance for credit losses	729	704	679
Net	$ 1,672	$ 1,563	$ 1,532